Vessels, net/Advances for vessel acquisition/Assets held for sale, Vessels, Net (Details)			3 Months Ended	6 Months Ended
	May 12, 2023 USD ($)	Apr. 26, 2023 USD ($) m³	Jun. 30, 2023 USD ($) Vessel	Jun. 30, 2023 USD ($) Vessel	Jun. 30, 2022 USD ($)	May 18, 2023 USD ($)	Mar. 07, 2023 USD ($)	Dec. 31, 2022 USD ($)
Net Book Value [Abstract]
Beginning balance				$ 92,486,178
Ending balance			$ 77,783,068	77,783,068
Vessels, Net [Abstract]
Gain on sale of vessels				$ 40,548,776	$ 0
$18.0 Million Term Loan Facility [Member]
Vessels, Net [Abstract]
Number of vessels first priority mortgaged as security to loan facility | Vessel			1	1
Face amount			$ 18,000,000	$ 18,000,000			$ 18,000,000	$ 18,000,000
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance				102,122,080
Acquisitions, improvements, and other vessel costs				37,860,709
Vessel disposals				(31,967,118)
Transfer to Assets held for sale				(24,031,208)
Ending balance			83,984,463	83,984,463
Accumulated Depreciation [Abstract]
Beginning balance				(9,635,902)
Vessel disposals				3,413,088
Transfer to Assets held for sale				2,912,304
Period depreciation				(2,890,885)
Ending balance			(6,201,395)	(6,201,395)
Net Book Value [Abstract]
Beginning balance				92,486,178
Vessel disposals				(28,554,030)
Transfer to Assets held for sale				(21,118,904)
Ending balance			77,783,068	77,783,068
LPG Dream Terrax [Member]
Vessel Cost [Abstract]
Acquisitions, improvements, and other vessel costs		$ 19,900,000
Vessels, Net [Abstract]
Vessel capacity | m³		5,000
LPG Dream Arrax [Member]
Vessel Cost [Abstract]
Acquisitions, improvements, and other vessel costs		$ 17,000,000
Vessels, Net [Abstract]
Vessel capacity | m³		5,000
M/T Wonder Bellatrix [Member]
Vessels, Net [Abstract]
Sales price	$ 37,000,000
Gain on sale of vessels	$ 19,300,000
M/T Wonder Polaris [Member]
Vessels, Net [Abstract]
Sales price						$ 34,500,000
Gain on sale of vessels			21,300,000
Vessels Mortgaged as Security [Member] | $18.0 Million Term Loan Facility [Member]
Net Book Value [Abstract]
Beginning balance
Ending balance			$ 12,000,000	$ 12,000,000